Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets

4. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2022
	US$	US$
Amounts due from third party payment platforms	17,320,817	24,181,919
Others	4,636,413	4,470,921
Prepayments and Other Current Assets	21,957,230	28,652,840